Warrants (Tables)	12 Months Ended
Mar. 31, 2022
Warrants [Abstract]
Disclosure of outstanding warrants enabling holders to acquire common shares [Table Text Block]
	Exercise	Balance				Balance
Expiry Date	Price	March 31, 2021	Issued	Exercised	Expired	March 31, 2022
June 29, 2021	CDN $4.55	628,571	-	(628,571)	-	-
September 25, 2021	CDN $3.50	491,072	-	(491,071)	(1)	-
October 12, 2021	CDN $3.50	53,571	-	(53,571)	-	-
March 14, 2022	CDN $4.20	685,714	-	(685,714)	-	-
May 6, 2023	USD $2.6677	53,035	-	(53,026)	(9)	-
May 8, 2023	USD $2.6677	13,703	-	(13,703)	-	-
Total outstanding		1,925,666	-	(1,925,656)	(10)	-
Weighted Average
Exercise Price (CDN$)		$4.06	NA	$4.09	$3.41	NA
Expiry Date	Exercise Price		Balance March 31, 2020	Issued	Exercised	Expired	Balance March 31, 2021
May 17, 2020	CDN	$5.25	417,457	-	-	(417,457)	-
May 31, 2020	CDN	$5.25	54,929	-	-	(54,929)	-
October 17, 2020	CDN	$7.70	44,500	-	(44,498)	(2)	-
June 29, 2021	CDN	$4.55	628,571	-	-	-	628,571
September 25, 2021	CDN	$3.50	527,143	-	(36,071)	-	491,072
October 12, 2021	CDN	$3.50	775,000	-	(721,429)	-	53,571
March 14, 2022	CDN	$4.20	685,714	-	-	-	685,714
May 6, 2023	USD	$2.6677	866,510	-	(813,475)	-	53,035
May 8, 2023	USD	$2.6677	70,258	-	(56,555)	-	13,703
Total outstanding			4,070,082	-	(1,672,028)	(472,388)	1,925,666
Weighted Average Exercise Price (CDN$)			$4.06	NA	$3.65	$5.25	$4.06
Weighted Average Life			1.7 years				0.6 years
Expiry Date	Exercise Price		Balance March 31, 2019	Issued	Exercised	Expired	Balance March 31, 2020
May 17, 2020	CDN	$5.25	417,457	-	-	-	417,457
May 31, 2020	CDN	$5.25	54,929	-	-	-	54,929
October 17, 2020	CDN	$7.70	44,500	-	-	-	44,500
June 29, 2021	CDN	$4.55	628,571	-	-	-	628,571
September 25, 2021	CDN	$3.50	527,143	-	-	-	527,143
October 12, 2021	CDN	$3.50	792,857	-	(17,857)	-	775,000
March 14, 2022	CDN	$4.20	685,714	-	-	-	685,714
May 6, 2023	USD	$2.6677	-	866,510	-	-	866,510
May 8, 2023	USD	$2.6677	-	70,258	-	-	70,258
Total outstanding			3,151,171	936,768	(17,857)	-	4,070,082
Weighted Average Exercise Price (CDN$)			$4.20	$3.78	$3.50	NA	$4.06
Weighted Average Life			2.3 years				1.7 years

Disclosure of deferred financing fees [Table Text Block]
	March 31, 2022	March 31, 2021
Deferred Financing Fees, beginning of year	$416,738	$1,045,221
less: Amortization of Deferred Financing Fees	(416,738)	(628,483)

Deferred Financing Fees, end of year	$-	$416,738